Revenue and other operating income (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Schedule of revenue sources

(in thousands of USD)	2020				2019
	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total

Pool Revenue	715,812	—	594	716,406	524,840	—	7	524,847
Spot Voyages	410,256	—	(9,799)	400,457	318,674	—	(1,453)	317,221
Revenue from contracts with customers	1,126,068	—	(9,205)	1,116,863	843,514	—	(1,446)	842,068

Time Charters	115,184	49,949	(51,246)	113,887	90,309	49,461	(49,461)	90,309
Lease income	115,184	49,949	(51,246)	113,887	90,309	49,461	(49,461)	90,309

Total revenue	1,241,252	49,949	(60,451)	1,230,750	933,823	49,461	(50,907)	932,377

Other operating income	—	—	—	10,112	—	—	—	10,094